Summary of Significant Accounting Policies and Going Concern (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	May 04, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Summary of Significant Accounting Policies and Going Concern [Line Items]
Net loss		$ (643,383)	$ (457,257)	$ (2,255,726)	$ (2,032,933)	$ (2,673,346)	$ (1,882,071)
Cash in operations		479,809		479,809		1,644,132
Working capital deficit				18,073,165		15,800,583
Stockholders’ deficit				18,642,457		16,578,533
Accumulated deficit		$ (37,885,912)		(37,885,912)		(35,630,186)	(32,956,840)
Capitalization cost				$ 2,000		$ 2,000
Depreciates demonstration period		3 years		3 years		3 years
Depreciation expense						$ 0	7,374
Salvageable value				$ 1,461		1,461
Legal fees related to the patent	$ 90,000					$ 44,650
Amortized period						5 years
Cost of sales amount				39,382	$ 45,316	$ 61,032	$ 47,716
Lease liability		$ 140,561		$ 140,561				$ 156,554
Options outstanding and exercisable (in Shares)						16
Warrants outstanding and exercisable (in Shares)						2,240,000
Shares of common stock (in Shares)						31,756,035
Convertible debt, amount						$ 8,405,055
Potentially dilutive shares						38,476,051
Shares converted percentage						4.99%
Outstanding shares percentage						9.99%
Operating segments				3		3
Split description						In addition to the above, the ASU expands disclosure requirements for convertible instruments and simplifies areas of the guidance for diluted earnings-per-share calculations that are impacted by the amendments. The ASU is effective for public business entities that meet the definition of a Securities and Exchange Commission (SEC) filer, excluding smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021.
Net income loss				$ 2,255,726
Common Stock [Member]
Summary of Significant Accounting Policies and Going Concern [Line Items]
Shares of common stock (in Shares)						4,480,000
Minimum [Member]
Summary of Significant Accounting Policies and Going Concern [Line Items]
Shares converted percentage				4.99%
Maximum [Member]
Summary of Significant Accounting Policies and Going Concern [Line Items]
Outstanding shares percentage				9.99%
Series B Preferred Stock [Member]
Summary of Significant Accounting Policies and Going Concern [Line Items]
Preferred stock, shares outstanding (in Shares)		224,000		224,000		448,000	448,000